Deposits (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Transaction, the amount	R$ 482,000
Legal proceedings contingent liability [member]
IfrsStatementLineItems [Line Items]
Blocked amounts under judicial deposits	51,577	R$ 59,990
Third Party Claim Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Blocked amounts under judicial deposits	R$ 100,427	R$ 104,043